                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    ABANCO Investments, Ltd.
Address: P.O. Box 4098
         Middletown, RI  02842

Form 13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Brandywine Managers
              LLC, General Partner
              By:  Richard E. Carlson  Hockessin, DE   2/7/02

         ____________________________  _____________   _________
              [Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-4558                  Parametric Portfolio Assoc.
         28-2635                  Gardner Russo & Gardner
         28-2688                  Nevis Capital Management



































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